March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention:         Office of Filings, Information & Consumer Service

Re:	Highland Funds I (“Trust”) (File Nos. 333-132400 and 811-21866)

Ladies and Gentlemen:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, we are transmitting for filing via EDGAR on behalf of the Trust a Supplement dated March 5, 2013 to the Class A, Class C and Class Z Shares Summary Prospectus, Prospectus and Statement of Additional Information for Highland Long/Short Equity Fund, each dated November 1, 2012, as supplemented from time to time.

If you have any questions, please contact me at (617) 662-3969.

Sincerely,

/s/ Francine S. Hayes

Francine S. Hayes

Vice President and Managing Counsel

cc:	E. Powell
D. Norris